Summary of significant accounting policies - Schedule of Property and Equipment Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2021
Servers and network equipment
Property, Plant and Equipment [Line Items]
Residual rate	5.00%
Servers and network equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Servers and network equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Residual rate	5.00%
Furniture, fixtures and office equipment
Property, Plant and Equipment [Line Items]
Residual rate	5.00%
Furniture, fixtures and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture, fixtures and office equipment | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Residual rate	5.00%
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years